UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-10123

The North Country Funds

(Exact name of registrant as specified in charter)

250 Glen Street, Glens Falls, NY 12801

(Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

11/30

Date of reporting period: 8/31/13

Item 1.  Schedule of Investments.

THE NORTH COUNTRY FUNDS

EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2013

Shares		Fair Value	Shares		Fair Value
COMMON STOCK - 98.83%			Conglomerates - 5.17% (Continued)
Apparel - 1.58%			98,250	General Electric Co.	$ 2,273,505
24,000	Under Armour, Inc. - Class A *	$ 1,743,360	15,000	Honeywell International, Inc.	1,193,550
			10,500	United Technologies Corp.	1,051,050
Auto Manufacturers - 1.98%					5,711,525
40,000	Ford Motor Co.	647,600	Consumer Products - 2.09%
45,000	General Motors Co.	1,533,600	19,000	Colgate-Palmolive Co.	1,097,630
		2,181,200	15,500	Procter & Gamble Co.	1,207,295
Banks - 12.18%					2,304,925
175,385	Bank of America Corp.	2,476,436	Diversified Financial Services - 3.47%
45,000	Bank of New York Mellon Corp.	1,338,300	21,725	American Express Co.	1,562,245
32,500	Citigroup, Inc.	1,570,725	13,010	Visa, Inc. - Class A	2,269,204
10,000	Goldman Sachs Group, Inc.	1,521,300			3,831,449
32,000	JP Morgan Chase & Co.	1,616,960	Electric Utilities - 1.79%
60,000	Morgan Stanley	1,545,600	11,750	DTE Energy Co.	785,723
42,300	US Bancorp	1,528,299	14,750	NextEra Energy, Inc.	1,185,310
45,000	Wells Fargo & Co.	1,848,600			1,971,033
		13,446,220	Engineering & Construction - 0.79%
Beverages - 1.99%			15,000	Jacobs Engineering Group, Inc.*	874,200
28,000	Coca-Cola Co.	1,069,040
14,200	PepsiCo, Inc.	1,132,166	Food - 2.52%
		2,201,206	15,000	Kraft Foods, Inc.*	776,550
Biotechnology - 5.52%			18,990	Mondelez International - Class A	582,423
15,000	Amgen, Inc.	1,634,100	27,000	Whole Foods Market, Inc.	1,424,250
7,500	Biogen Idec, Inc.*	1,597,650			2,783,223
7,500	Celgene Corp. *	1,049,850	Healthcare - 0.97%
30,000	Gilead Sciences, Inc. *	1,808,100	15,000	UnitedHealth Group, Inc.	1,076,100
		6,089,700
Building Materials - 0.86%			Home Builders - 1.45%
50,000	Masco Corp.	946,000	100,000	KB Home	1,603,000

Chemicals - 1.56%			Insurance - 3.69%
9,500	EI du Pont de Nemours & Co.	537,890	20,000	Aflac, Inc.	1,155,800
15,000	International Flavors & Fragrances, Inc.	1,185,150	15,500	Berkshire Hathaway, Inc. - Class B *	1,723,910
		1,723,040	15,000	Travelers Companies, Inc.	1,198,500
Computers / Network Products - 5.50%					4,078,210
12,000	Accenture PLC - Class A	867,000	Internet - 8.90%
8,810	Apple, Inc.	4,290,910	9,600	Amazon.com, Inc. *	2,697,408
5,000	International Business Machines Corp.	911,350	35,000	eBay, Inc. *	1,749,650
		6,069,260	22,500	Facebook, Inc. - Class A*	928,800
Conglomerates - 5.17%			5,250	Google, Inc. - Class A *	4,446,225
10,000	Danaher Corp.	655,200			9,822,083
8,500	Eaton Corp. PLC	538,220

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
August 31, 2013

Shares		Fair Value	Shares		Fair Value
Lodging - 0.93%			Retail - 6.54% (Continued)
16,000	Starwood Hotels & Resorts Worldwide, Inc.	$ 1,023,040	20,000	Wal-Mart Stores, Inc.	$ 1,459,600
					7,215,850
Machinery - Construction & Mining - 1.05%			Semiconductors - 2.49%
14,000	Caterpillar, Inc.	1,155,560	22,500	Broadcom Corp. - Class A	568,350
			20,000	Intel Corp.	439,600
Media - 3.07%			26,250	Qualcomm, Inc.	1,739,850
20,000	CBS Corp.	1,022,000			2,747,800
15,000	Viacom, Inc. - Class B	1,193,400	Software & Programming - 3.08%
19,345	Walt Disney Co.	1,176,756	33,870	Microsoft Corp.	1,131,258
		3,392,156	14,425	Oracle Corp.	459,580
Medical Drugs - 4.79%			37,000	Salesforce.com, Inc.*	1,817,810
24,245	Express Scripts Holding Co. *	1,548,771			3,408,648
10,000	Johnson & Johnson	864,100	Telecommunications - 3.20%
27,900	Merck & Company, Inc.	1,319,391	35,555	AT&T, Inc.	1,202,826
55,000	Pfizer, Inc.	1,551,550	90,000	Coring, Inc.	1,263,600
		5,283,812	22,600	Verizon Communications, Inc.	1,070,788
Oil & Gas Producers - 6.30%					3,537,214
9,320	Chevron Corp.	1,122,408	Transportation - 2.43%
20,000	Exxon Mobil Corp.	1,743,200	8,000	FedEx Corp.	858,880
18,900	Helmerich & Payne, Inc.	1,191,456	8,000	Union Pacific Corp.	1,228,320
20,000	Noble Energy, Inc.	1,228,600	7,000	United Parcel Service, Inc. - Class. B	599,060
20,000	Phillips 66	1,142,000			2,686,260
15,000	Valero Energy Corp.	532,950
		6,960,614	TOTAL COMMON STOCK		109,108,743
Oil & Gas Services - 2.94%			( Cost - $79,873,134)
17,750	ConocoPhillips	1,176,825
12,000	National Oilwell Varco, Inc.	891,600	MONEY MARKET FUND - 1.10%
14,500	Schlumberger, Ltd.	1,173,630	1,214,194	BlackRock Liquidity TempCash
		3,242,055		Fund - Dollar Shares, 0.01% (a)	1,214,194
Retail - 6.54%			TOTAL MONEY MARKET FUND		1,214,194
30,000	Cheesecake Factory, Inc.	1,253,100	( Cost - $1,214,194)
13,000	Costco Wholesale Corp.	1,454,310
16,000	CVS Caremark Corp.	928,800	TOTAL INVESTMENTS - 99.93%
10,000	Home Depot, Inc.	744,900	( Cost - $81,087,328)(b)		$ 110,322,937
19,500	Starbucks Corp.	1,375,140	Other assets less liabilities - 0.07%		75,446
			TOTAL NET ASSETS - 100.00%		$ 110,398,383

PLC - Public Limited Company
* Non-income producing security.
(a) Variable rate yield; the coupon rate shown represents the rate as of August 31, 2013.

(b) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $81,235,667 and differs from  market value by net unrealized appreciation (depreciation) of securites as follows:

				Unrealized Appreciation:	$ 29,471,089
				Unrealized Depreciation:	(383,819)
			Net unrealized appreciation		$ 29,087,270

THE NORTH COUNTRY FUNDS

INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2013
Principal Amount		Fair Value	Principal Amount		Fair Value
CORPORATE BONDS - 73.76%			Commercial Services - 1.83%
Aerospace / Defense - 4.39%				Western Union Co.
	Boeing Co.		$ 1,000,000	5.93%, due 10/1/16	$ 1,112,203
$ 500,000	3.50%, due 2/15/15	$ 521,018
1,000,000	3.75%, due 11/20/16	1,079,795	Communications Equipment - 0.93%
	Lockheed Martin Corp.			Cisco Systems, Inc.
500,000	3.35%, due 9/15/21	494,817	500,000	4.95%, due 2/15/19	564,498
	Rockwell Collins, Inc.
500,000	5.25%, due 7/15/19	563,542	Computers - 2.84%
		2,659,172		International Business Machines Corp.
Banks - 13.86%			1,500,000	5.70%, due 9/14/17	1,724,414
	American Express Centurion
1,100,000	5.95%, due 6/12/17	1,251,491	Cosmetics / Personal Care - 1.06%
	BB&T Corp.			Avon Products, Inc.
500,000	5.25%, due 11/1/19	551,036	625,000	4.20%, due 7/15/18	641,918
	Goldman Sachs Group, Inc.
500,000	3.70%, due 8/1/15	522,476	Diversified Financial Services - 4.88%
800,000	5.375%, due 3/15/20	870,343		American Express Credit Co.
	Morgan Stanley		1,000,000	5.125%, due 8/25/14	1,044,636
500,000	3.45%, due 11/2/15	518,205		Ameriprise Financial, Inc.
1,000,000	5.75%, due 10/18/16	1,109,418	250,000	5.30%, due 3/15/20	283,870
	U.S. Bancorp			Caterpillar Financial Services Corp.
2,000,000	3.15%, due 3/4/15	2,073,054	500,000	2.05%, due 8/1/16	512,726
	Wells Fargo & Co.			General Electric Capital Corp.
1,000,000	5.00%, due 11/15/14	1,040,461	1,000,000	5.375%, due 10/20/16	1,114,066
500,000	3.45%, due 2/13/23	466,226			2,955,298
		8,402,710	Electrical Components & Equipment - 2.81%
Beverages - 0.93%				Emerson Electric Co.
	Coca-Cola Co.		1,000,000	5.375%, due 10/15/17	1,141,994
500,000	4.875%, due 3/15/19	562,944	500,000	4.875%, due 10/15/19	563,048
					1,705,042
Chemicals - 4.36%			Electric Utilities - 4.26%
	Du Pont De Nemours & Co.			Dominion Resources, Inc.
500,000	3.25%, due 1/15/15	518,116	500,000	5.15%, due 7/15/15	538,900
	Monsanto Co.			Duke Energy Corp.,
1,000,000	5.125%, due 4/15/18	1,134,263	1,000,000	3.55%, due 9/15/21	997,284
	Praxair, Inc.			Southern Co.
500,000	2.45%, due 2/15/22	464,713	500,000	2.375%, due 9/15/15	514,547
500,000	5.25%, due 11/15/14	528,099		Southern Power Co.
		2,645,191	500,000	4.875%, due 7/15/15	535,406
					2,586,137

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
August 31, 2013
Principal Amount		Fair Value	Principal Amount		Fair Value
Foods - 0.89%			Retail - 4.33%
	Campbell Soup Co.			Lowe's Co., Inc.
$ 500,000	4.50%, due 2/15/19	$ 536,692	$ 1,000,000	4.625%, due 4/15/20	$ 1,090,553
				McDonald's Corp.
Healthcare - Products - 0.91%			500,000	2.625%, due 1/15/22	475,535
	Baxter International, Inc.			Starbucks Corp.
500,000	4.50%, due 8/15/19	552,658	500,000	6.25%, due 8/15/17	575,537
				Staples, Inc.
Healthcare - Services - 1.30%			500,000	4.375%, due 1/12/23	480,497
	UnitedHealth Group, Inc.				2,622,122
500,000	5.00%, due 8/15/14	520,755	Semiconductors - 0.82%
250,000	4.70%, due 2/15/21	270,373		Intel Corp.
		791,128	500,000	3.30%, due 10/1/21	495,472
Household Products - 1.70%
	Kimberly Clark Corp.		Software - 0.91%
500,000	2.40%, due 3/1/22	469,432		Microsoft Corp.
	Procter & Gamble Co.		500,000	4.20%, due 6/1/19	550,575
500,000	4.70%, due 2/15/19	562,503
		1,031,935	Telecommunications - 8.63%
Insurance - 4.45%				AT&T, Inc.
	Aflac, Inc.		1,000,000	5.625%, due 6/15/16	1,114,502
1,000,000	4.00%, due 2/15/22	1,014,377	1,000,000	5.60%, due 5/15/18	1,146,614
	Berkshire Hathaway Finance Corp.			BellSouth Corp.
1,000,000	5.40%, due 5/15/18	1,145,434	500,000	5.20%, due 9/15/14	523,254
	Metlife, Inc.			Verizon Communications, Inc.
500,000	5.00%, due 6/15/15	536,312	520,000	2.00%, due 11/1/16	527,070
		2,696,123	1,000,000	5.50%, due 2/15/18	1,128,692
Investment Services - 2.65%			500,000	4.60%, due 4/1/21	527,808
	Bear Stearns Co., Inc.			Vodafone Group PLC
1,000,000	5.70%, due 11/15/14	1,058,449	250,000	4.375%, due 3/16/21	260,181
500,000	5.55%, due 1/22/17	549,881			5,228,121
		1,608,330	Transportation - 0.77%
Iron / Steel - 0.95%	`			Union Pacific Corp.
	Nucor Corp.		500,000	2.75%, due 4/15/23	464,973
500,000	5.85%, due 6/1/18	573,250
			TOTAL CORPORATE BONDS
Oil & Gas - 1.78%	`		( Cost - $42,936,836)		$44,710,003
	Occidental Petroleum Corp.
1,000,000	4.125%, due 6/1/16	1,078,380	U.S. GOVERNMENT &
			AGENCY OBLIGATIONS - 21.41%
Pharmaceutical - 1.52%			Government Agencies - 21.41%
	Teva Pharmaceutical Finance Co.			Federal Farm Credit Bank
1,000,000	2.95%, due 12/18/22	920,717	1,000,000	1.10%, due 8/22/17	989,342

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
August 31, 2013
Principal Amount		Fair Value	Principal Amount		Fair Value
Government Agencies (Continued) - 21.41%			TOTAL U.S. GOVERNMENT &
	Federal Farm Credit Bank (Continued)		AGENCY OBLIGATIONS
$ 1,000,000	4.67%, due 2/27/18	$ 1,131,941	( Cost - $13,033,648)		$12,974,761
	Federal Home Loan Bank
2,000,000	0.60%, due 2/8/17	1,963,612	Shares
2,000,000	1.75%, due 8/7/18	1,975,420	MONEY MARKET FUND - 3.85%
1,000,000	1.37%, due 10/24/19	940,134		BlackRock Liquidity TempCash
1,000,000	1.78%, due 3/27/20	950,749	2,333,397	Fund - Dollar Shares, 0.01% (a)	2,333,397
	Federal Home Loan Mortgage Corp.		TOTAL MONEY MARKET FUND
2,000,000	1.05%, due 10/30/18	1,918,450	( Cost - $2,333,397)		2,333,397
	Federal National Mortgage Association
2,000,000	0.85%, due 8/12/16	1,990,736	TOTAL INVESTMENTS - 99.02%
	Tennessee Valley Authority		( Cost - $58,303,881)(b)		60,018,161
1,000,000	4.50%, due 4/1/18	1,114,377	Other assets less liabilities - 0.98%		593,437
		12,974,761	TOTAL NET ASSETS - 100.00%		$60,611,598

PLC - Public Limited Company
(a) Variable rate yield; the coupon rate shown represents the rate as of August 31, 2013.

(b) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $58,303,881 and differs from  market value by net unrealized appreciation (depreciation) of securites as follows:

				Unrealized Appreciation:	$ 2,434,839
				Unrealized Depreciation:	(720,559)
				Net unrealized appreciation	$ 1,714,280

THE NORTH COUNTRY FUNDS
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

Security Valuation- Securities which are traded on a national securities exchange are valued at the last quoted sale price.  NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  Investments for which no sales are reported are valued at the last bid price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below.  When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities.  However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of August 31, 2013 for the Funds' assets measured at fair value:

North Country Equity Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 109,108,743	$ -	$ -	$ 109,108,743
Money Market Fund	1,214,194	-	-	1,214,194
Total	$ 110,322,937	$ -	$ -	$ 110,322,937
The Fund did not hold any Level 3 securities during the period.

North Country Intermediate Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 44,710,003	$ -	$ 44,710,003
U.S. Government & Agency Obligations	-	12,974,761	-	12,974,761
Money Market Fund	2,333,397	-	-	2,333,397
Total	$ 2,333,397	$ 57,684,764	$ -	$ 60,018,161
The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

/s/Jim Colantino

       Jim Colantino, President

Date       10/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jim Colantino

       Jim Colantino, President

Date       10/29/13

By (Signature and Title)

/s/Harris Cohen

       Harris Cohen, Treasurer

Date      10/29/13